GENERAL (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 08, 2014	Jan. 21, 2013	Oct. 01, 2014
Business Acquisition [Line Items]
Purchase of interest (as a percent)							40.00%
Goodwill, Impairment Loss	$ 2,114	$ 2,114
Impairment of Intangible Assets, Finite-lived	325
Right to purchase, number of shares						898,204
Fiber Company [Member]
Business Acquisition [Line Items]
Cash paid at the closing of the transaction					4,286
Total purchase price					4,286
Acquisition costs	135	135
Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Dividend yield						0.00%
Goodwill, Impairment Loss		2,114
Impairment of Intangible Assets, Finite-lived		325
Cash paid at the closing of the transaction						2,560
Right to purchase, number of shares						898,204
Total purchase price						4,060
Acquisition costs			$ 21	$ 20
Minimum [Member] | Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Expected life						6 years
Risk-free interest rate						1.78%
Expected volatility						44.59%
Maximum [Member] | Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Expected life						7 years
Risk-free interest rate						3.65%
Expected volatility						57.31%